INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Tax at statutory rates	$ 1,607	$ 1,471	$ 1,399
Increase (decrease) in tax resulting from:
Tax exempt income	(179)	(199)	(246)
Other	3	(1)	24
Total income tax expense	$ 1,431	$ 1,271	$ 1,177